INVESTMENT IN NON-CONSOLIDATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENT IN NON-CONSOLIDATED ENTITY
Summarized Statement of operations of Ageology
	Year Ended December 31,
	2014	2013	2012
Statements of Operations
Net sales	$44	$1	$26
Net loss	(5,801)	(4,220)	(1,069)

Summarized balance sheet information of Ageology
	December 31,
	2014	2013
Balance Sheets
Current assets	$56	$633
Noncurrent assets	83	53
Current liabilities	7,391	2,138